Note 10 - Notes Payable, Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	2013	2012
Notes payable, unsecured, payable to Healthtronics, Inc., a shareholder of the Company	$5,372,743	$5,372,743
Less current portion	-	-
Non-current portion	$5,372,743	$5,372,743

Schedule of Maturities of Long-term Debt [Table Text Block]
Years ending December 31,	Amount

2014	$-
2015	5,372,743
Total	$5,372,743